                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05654

                           Morgan Stanley Income Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices)    (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2005

Date of reporting period: February 28, 2005


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY INCOME TRUST PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

FOR THE SIX-MONTHS ENDED FEBRUARY 28, 2005

TOTAL RETURN FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005

                                                 LEHMAN
                                               BROTHERS      LIPPER
                                           INTERMEDIATE   CORPORATE
                                                   U.S.  DEBT FUNDS
                                            GOVERNMENT/   BBB-RATED
CLASS A   CLASS B   CLASS C   CLASS D   CREDIT INDEX(1)    INDEX(2)
  2.67%     2.36%     2.36%     2.80%             0.25%       2.81%

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com, OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

The period began in the midst of a sluggish economic recovery brought on by less-than-expected payroll gains. Investors responded to this perceived softness in the economy by pushing yields down well into the third quarter. Despite these factors, the Federal Reserve Open Market Committee reaffirmed its pledge to raise the federal funds target rate at a measured pace and did so in its meetings through the end of the period. This stance was supported by the overall trend in economic growth, which picked up steam at the end of 2004.

The first two months of 2005 continued much as the ending weeks of 2004. The yield curve (which measures the difference in yields between short-, intermediate- and long-maturity Treasuries) flattened further as yields of short- and intermediate-maturity bonds rose while longer-term yields fell. The bulk of the increase in short-term yields occurred in February, when a recent string of strong payroll numbers, evidence of an upward trend in inflation numbers and testimony by Alan Greenspan finally turned the bond market psychology to anticipation of an improving economy.

The generally optimistic economic environment was strongly positive for corporate bonds, which also benefited from investors' ongoing hunger for yield. Spreads -- a measure of the additional yield over Treasuries demanded by investors for assuming credit risk -- tightened over the period, though not uniformly. Performance at the sector level varied, with gaming and lodging, energy and insurance among the best-performing components of the market. Each sector benefited from improved earnings from key companies. By contrast, automobile companies and their suppliers were among the worst performers. The electronics sector also suffered.

PERFORMANCE ANALYSIS

Morgan Stanley Income Trust outperformed the Lehman Brothers Intermediate U.S. Government/Credit Index and underperformed the Lipper Corporate Debt Funds BBB-Rated Index for the six months ended February 28, 2005, assuming no deduction of applicable sales charges.

The Fund's strong performance relative to the Lehman index was driven in large part by its focus on corporate securities, which boosted its performance relative to the more broadly constructed Lehman benchmark. Within its portfolio, the Fund benefited from an emphasis on the debt of insurance companies, which outperformed strongly for the period. The Fund also profited from strong security selection in the paper and energy sectors.

However, the Fund's interest-rate posture produced mixed results for the period. The low level of interest rates across the yield curve at the beginning of the period led us to conclude that they had little room left to fall. As a result, we kept the Fund's overall interest-rate exposure well below that of its benchmark. This posture was unfavorable to the Fund's returns in those months early in the period when the market rallied, but was more beneficial during periods of rising rates such as in January and February.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE FUND IN THE FUTURE.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN INVESTMENT GRADE FIXED INCOME SECURITIES. THESE SECURITIES MAY INCLUDE CORPORATE DEBT SECURITIES, PREFERRED STOCKS, U.S. GOVERNMENT SECURITIES, MORTGAGE-BACKED SECURITIES, INCLUDING COLLATERALIZED MORTGAGE OBLIGATIONS, ASSET-BACKED SECURITIES AND SECURITIES ISSUED BY FOREIGN GOVERNMENTS OR CORPORATIONS. IN DECIDING WHICH SECURITIES TO BUY, HOLD OR SELL, THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., CONSIDERS DOMESTIC AND INTERNATIONAL ECONOMIC DEVELOPMENTS, INTEREST RATE TRENDS, BOND RATINGS AND OTHER FACTORS RELATING TO THE ISSUERS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC.

PORTFOLIO COMPOSITION

Corporate Bonds                             82.5%
US Government Agencies & Obligations         7.0
Asset-Backed                                 5.7
Foreign Government Obligations               2.9
Short-Term Paper                             1.9

LONG-TERM CREDIT ANALYSIS

Aaa/AAA                                     17.1%
Aa/AA                                        9.4
A/A                                         24.8
Baa/BBB                                     41.7
Ba/BB                                        7.0

DATA AS OF FEBRUARY 28, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION ARE AS A PERCENTAGE OF TOTAL INVESTMENTS AND ALL PERCENTAGES FOR LONG-TERM CREDIT ANALYSIS ARE AS A PERCENTAGE OF TOTAL LONG-TERM INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, 2004, IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED FEBRUARY 28, 2005

                                     CLASS A SHARES*    CLASS B SHARES**    CLASS C SHARES+     CLASS D SHARES++
                                    (SINCE 07/28/97)    (SINCE 05/03/89)    (SINCE 07/28/97)    (SINCE 07/28/97)
SYMBOL                                        IISAX               IISBX               IISCX               IISDX
1 YEAR                                         3.47%(3)            2.68%(3)            2.79%(3)            3.66%(3)
                                              (0.92)(4)           (2.25)(4)            1.80(4)               --
5 YEARS                                        5.93(3)             5.09(3)             5.08(3)             5.91(3)
                                               5.01(4)             4.75(4)             5.08(4)               --
10 YEARS                                         --                4.96(3)               --                  --
                                                 --                4.96(4)               --                  --
SINCE INCEPTION                                5.05(3)             5.52(3)             4.28(3)             5.10(3)
                                               4.45(4)             5.52(4)             4.28(4)               --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX TRACKS THE PERFORMANCE OF U.S. GOVERNMENT AND CORPORATE OBLIGATIONS, INCLUDING U.S. GOVERNMENT AGENCY AND TREASURY SECURITIES, AND CORPORATE AND YANKEE BONDS WITH MATURITIES OF 1 TO 10 YEARS. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER CORPORATE DEBT FUNDS BBB-RATED INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER CORPORATE DEBT FUNDS BBB-RATED CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/04 - 02/28/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    BEGINNING         ENDING       EXPENSES PAID
                                                  ACCOUNT VALUE    ACCOUNT VALUE   DURING PERIOD *
                                                 ---------------  ---------------  ---------------
                                                                                      09/01/04 -
                                                     09/01/04         02/28/05         02/28/05
                                                 ---------------  ---------------  ---------------
CLASS A
Actual (2.67% return)                              $  1,000.00      $  1,026.70        $  4.77
Hypothetical (5% annual return before expenses)    $  1,000.00      $  1,020.08        $  4.76

CLASS B
Actual (2.36% return)                              $  1,000.00      $  1,023.60        $  8.28
Hypothetical (5% annual return before expenses)    $  1,000.00      $  1,016.61        $  8.25

CLASS C
Actual (2.36% return)                              $  1,000.00      $  1,023.60        $  7.98
Hypothetical (5% annual return before expenses)    $  1,000.00      $  1,016.91        $  7.95

CLASS D
Actual (2.80% return)                              $  1,000.00      $  1,028.00        $  4.02
Hypothetical (5% annual return before expenses)    $  1,000.00      $  1,020.83        $  4.01

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.95%, 1.65%, 1.59% AND 0.80% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD). IF THE FUND HAD BORNE ALL OF ITS EXPENSES, THE ANNUALIZED EXPENSE RATIOS WOULD HAVE BEEN 1.07%, 1.77%, 1.71% AND 0.92%, RESPECTIVELY.

MORGAN STANLEY INCOME TRUST

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2005 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                           COUPON       MATURITY
THOUSANDS                                                            RATE          DATE          VALUE
--------------------------------------------------------------------------------------------------------
              Corporate Bonds (82.5%)
              ADVERTISING/MARKETING SERVICES (1.1%)
$    395      Interpublic Group of Companies, Inc. (The)                5.40%    11/15/09     $  398,322
     535      WPP Finance Corp. - 144A**
               (United Kingdom)                                        5.875     06/15/14        559,873
                                                                                              ----------
                                                                                                 958,195
                                                                                              ----------
              AEROSPACE & DEFENSE (1.2%)
     175      Raytheon Co.                                              4.50     11/15/07        177,957
     300      Raytheon Co.                                              4.85     01/15/11        302,531
      32      Raytheon Co.                                              6.75     08/15/07         33,921
     100      Raytheon Co.                                              8.30     03/01/10        116,173
     405      Systems 2001 Asset Trust - 144A**
               (Cayman Islands)                                        6.664     09/15/13        441,850
                                                                                              ----------
                                                                                               1,072,432
                                                                                              ----------
              AIR FREIGHT/COURIERS (0.5%)
     125      Fedex Corp.                                               2.65     04/01/07        121,441
     280      Fedex Corp.                                               7.25     02/15/11        313,883
                                                                                              ----------
                                                                                                 435,324
                                                                                              ----------
              AIRLINES (0.6%)
     247      America West Airlines, Inc. (Series 01-1)                 7.10     04/02/21        260,023
     233      Continental Airlines, Inc.                               6.648     09/15/17        224,240
                                                                                              ----------
                                                                                                 484,263
                                                                                              ----------
              AUTO PARTS: O.E.M. (0.3%)
     265      Johnson Controls, Inc.                                    5.00     11/15/06        269,455
                                                                                              ----------
              BEVERAGES: ALCOHOLIC (0.6%)
     530      Miller Brewing Co. - 144A**                               4.25     08/15/08        529,068
                                                                                              ----------
              BROADCASTING (0.4%)
     340      Clear Channel Communications, Inc.                        7.65     09/15/10        380,814
                                                                                              ----------
              BUILDING PRODUCTS (0.2%)
     160      Masco Corp.                                              4.625     08/15/07        161,778
                                                                                              ----------
              CABLE/SATELLITE TV (2.2%)
   1,040      Comcast Corp.                                             6.50     01/15/15      1,147,126
     445      Cox Communications, Inc. - 144A**                        4.625     01/15/10        440,177
     360      Echostar DBS Corp.                                       6.375     10/01/11        372,600
                                                                                              ----------
                                                                                               1,959,903
                                                                                              ----------
              CASINO/GAMING (0.7%)
      30      MGM Mirage Inc.                                           6.00     10/01/09         30,900
     540      MGM Mirage Inc.                                           8.50     09/15/10        619,650
                                                                                              ----------
                                                                                                 650,550
                                                                                              ----------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON       MATURITY
THOUSANDS                                                            RATE          DATE          VALUE
--------------------------------------------------------------------------------------------------------
              CHEMICALS: MAJOR DIVERSIFIED (0.4%)
$    345      ICI Wilmington Inc.                                      4.375%    12/01/08     $  343,835
                                                                                              ----------
              CONTAINERS/PACKAGING (0.6%)
     540      Sealed Air Corp. - 144A**                                5.625     07/15/13        557,035
                                                                                              ----------
              DEPARTMENT STORES (1.4%)
   1,045      May Department Stores Co., Inc.                           5.95     11/01/08      1,094,787
     130      May Department Stores Co., Inc.                          6.875     11/01/05        132,784
                                                                                              ----------
                                                                                               1,227,571
                                                                                              ----------
              DRUGSTORE CHAINS (0.8%)
     584      CVS Corp. - 144A**                                       5.789     01/10/26        601,112
      53      CVS Corp. - 144A**                                       6.204     10/10/25         56,973
                                                                                              ----------
                                                                                                 658,085
                                                                                              ----------
              ELECTRIC UTILITIES (8.7%)
     520      Arizona Public Service Co.                                5.80     06/30/14        551,697
     285      Arizona Public Service Co.                                6.75     11/15/06        297,195
     235      CC Funding Trust I                                        6.90     02/16/07        247,136
     105      Cincinnati Gas & Electric Co.                             5.70     09/15/12        110,344
     365      Consolidated Natural Gas Co.                              5.00     12/01/14        364,025
     470      Consolidated Natural Gas Co. (Series B)                  5.375     11/01/06        480,541
      35      Consolidated Natural Gas Co. (Series C)                   6.25     11/01/11         37,957
     460      Consumers Energy Co.                                      4.80     02/17/09        464,774
      55      Detroit Edison Co.                                       6.125     10/01/10         59,167
     475      Detroit Edison Co. - 144A**                               4.80     02/15/15        467,465
     535      Duke Energy Corp.                                         4.50     04/01/10        535,705
     365      Entergy Gulf States, Inc.                                 2.80     12/01/09        365,303
     285      Entergy Gulf States, Inc.                                 3.60     06/01/08        278,837
     795      Exelon Corp.                                              6.75     05/01/11        878,379
     315      Jersey Central Power & Light Company                     5.625     05/01/16        327,449
     235      Ohio Edison Co.                                           5.45     05/01/15        238,573
     495      Pacific Gas & Electric Co.                                6.05     03/01/34        523,661
     140      Panhandle Eastern Pipe Line Co.
               (Series B)                                               2.75     03/15/07        136,233
     130      Public Service Electric & Gas Co.
               (Series MTNB)                                            5.00     01/01/13        131,977
     110      Southern California Edison Co.                            5.00     01/15/14        110,510
     170      Texas Eastern Transmission                                7.00     07/15/32        198,190
     180      Texas-New Mexico Power Co.                                6.25     01/15/09        187,590
     270      TXU Energy Co.                                            7.00     03/15/13        302,819

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON       MATURITY
THOUSANDS                                                            RATE          DATE          VALUE
--------------------------------------------------------------------------------------------------------
$     20      Wisconsin Electric Power Co.                              3.50%    12/01/07     $   19,684
     235      Wisconsin Electric Power Co.                             5.625     05/15/33        244,263
                                                                                              ----------
                                                                                               7,559,474
                                                                                              ----------
              ELECTRICAL PRODUCTS (0.6%)
     480      Cooper Industries Inc.                                    5.25     07/01/07        491,015
                                                                                              ----------
              ELECTRONIC EQUIPMENT/INSTRUMENTS (0.7%)
     585      Xerox Corp.                                              7.125     06/15/10        634,725
                                                                                              ----------
              FINANCE/RENTAL/LEASING (6.1%)
     510      CIT Group Inc.                                           2.875     09/29/06        502,669
     320      CIT Group Inc.                                           7.375     04/02/07        341,167
     960      Countrywide Home Loans, Inc.
               (Series MTN)                                             3.25     05/21/08        928,521
     430      Ford Motor Credit Co.                                     7.25     10/25/11        448,325
     765      Ford Motor Credit Co.                                    7.375     10/28/09        802,817
     835      MBNA Corp.                                               6.125     03/01/13        892,593
     135      Nationwide Building Society - 144A**
               (United Kingdom)                                         4.25     02/01/10        133,436
     745      SLM Corp. (Series MTNA)                                   5.00     10/01/13        749,176
     525      Toyota Motor Credit Corp.                                 5.65     01/15/07        541,162
                                                                                              ----------
                                                                                               5,339,866
                                                                                              ----------
              FINANCIAL CONGLOMERATES (7.6%)
     735      Chase Manhattan Corp.                                     6.00     02/15/09        773,307
     500      Citicorp                                                 6.375     11/15/08        537,690
     330      Citigroup Inc.                                           5.625     08/27/12        348,094
     265      Citigroup Inc.                                            6.00     02/21/12        285,429
      40      General Electric Capital Corp.                            4.75     09/15/14         39,753
     830      General Electric Capital Corp.
               (Series MTNA)                                            6.75     03/15/32        981,023
     385      General Motors Acceptance Corp.                           4.50     07/15/06        384,566
   2,095      General Motors Acceptance Corp.                          6.875     09/15/11      2,080,040
     605      General Motors Acceptance Corp.                           8.00     11/01/31        608,560
     410      Prudential Funding LLC
               (Series MTN) - 144A**                                    6.60     05/15/08        438,235
     170      Prudential Holdings, LLC
               (Series B) (FSA) - 144A**                               7.245     12/18/23        204,126
                                                                                              ----------
                                                                                               6,680,823
                                                                                              ----------
              FOOD RETAIL (0.2%)
     160      Safeway Inc.                                              6.15     03/01/06        163,844
                                                                                              ----------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON       MATURITY
THOUSANDS                                                            RATE          DATE          VALUE
--------------------------------------------------------------------------------------------------------
              FOOD: MAJOR DIVERSIFIED (1.1%)
$    230      Conagra Foods, Inc.                                       6.00%    09/15/06     $  237,023
     700      Kraft Foods Inc.                                         5.625     11/01/11        737,484
                                                                                              ----------
                                                                                                 974,507
                                                                                              ----------
              FOREST PRODUCTS (0.2%)
     150      Weyerhaeuser Co.                                          6.00     08/01/06        154,545
                                                                                              ----------
              GAS DISTRIBUTORS (1.4%)
     370      Nisource Finance Corp.                                    3.43     11/23/09        371,628
     330      Nisource Finance Corp.                                   7.625     11/15/05        339,196
      31      Ras Laffan Liquid Natural Gas Co.
               Ltd. - 144A** (Qatar)                                   7.628     09/15/06         32,228
     335      Ras Laffan Liquid Natural Gas Co.
               Ltd. - 144A** (Qatar)                                   8.294     03/15/14        393,848
     105      Sempra Energy                                            4.621     05/17/07        105,963
                                                                                              ----------
                                                                                               1,242,863
                                                                                              ----------
              HOME FURNISHINGS (0.3%)
     130      Mohawk Industries, Inc. (Class C)                         6.50     04/15/07        136,284
     110      Mohawk Industries, Inc. (Series D)                        7.20     04/15/12        123,719
                                                                                              ----------
                                                                                                 260,003
                                                                                              ----------
              HOME IMPROVEMENT CHAINS (0.4%)
     300      Lowe's Companies, Inc.                                    7.50     12/15/05        309,497
                                                                                              ----------
              HOSPITAL/NURSING MANAGEMENT (0.8%)
     625      HCA, Inc.                                                 6.30     10/01/12        639,028
      50      HCA, Inc.                                                7.875     02/01/11         55,405
                                                                                              ----------
                                                                                                 694,433
                                                                                              ----------
              HOTELS/RESORTS/CRUISELINES (1.6%)
     695      Hyatt Equities LLC - 144A**                              6.875     06/15/07        721,606
     195      Marriott International, Inc. (Series D)                  8.125     04/01/05        195,724
     265      Marriott International, Inc. (Series E)                   7.00     01/15/08        284,342
     170      Starwood Hotels & Resorts Worldwide, Inc.                7.375     05/01/07        181,475
                                                                                              ----------
                                                                                               1,383,147
                                                                                              ----------
              HOUSEHOLD/PERSONAL CARE (0.7%)
     590      Clorox Co. (The) -144A**                                 2.543     12/14/07        590,508
                                                                                              ----------
              INDUSTRIAL CONGLOMERATES (1.5%)
     515      Honeywell International, Inc.                            5.125     11/01/06        525,246

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON       MATURITY
THOUSANDS                                                            RATE          DATE          VALUE
--------------------------------------------------------------------------------------------------------
$    315      Hutchison Whampoa International
                Ltd. - 144A** (Cayman Islands)                          5.45%    11/24/10     $  325,198
     400      Hutchison Whampoa International
               Ltd. - 144A** (Cayman Islands)                           6.50     02/13/13        431,612
                                                                                              ----------
                                                                                               1,282,056
                                                                                              ----------
              INSURANCE BROKERS/SERVICES (2.7%)
   1,335      Farmers Exchange Capital - 144A**                         7.05     07/15/28      1,416,666
     960      Marsh & McLennan Co., Inc.                               5.875     08/01/33        910,533
                                                                                              ----------
                                                                                               2,327,199
                                                                                              ----------
              INTEGRATED OIL (1.9%)
     750      Amerada Hess Corp.                                       7.875     10/01/29        926,695
     345      Conoco Funding Co. (Canada)                               6.35     10/15/11        380,634
      40      Petro-Canada (Canada)                                     4.00     07/15/13         37,202
     350      Petro-Canada (Canada)                                     5.35     07/15/33        330,409
                                                                                              ----------
                                                                                               1,674,940
                                                                                              ----------
              INVESTMENT BANKS/BROKERS (1.1%)
     400      Goldman Sachs Group Inc.                                  5.25     10/15/13        407,572
      60      Goldman Sachs Group Inc.                                  6.60     01/15/12         66,373
     455      Goldman Sachs Group Inc.                                 6.875     01/15/11        506,875
                                                                                              ----------
                                                                                                 980,820
                                                                                              ----------

              LIFE/HEALTH INSURANCE (0.6%)
     475      John Hancock Global Funding II - 144A**                   7.90     07/02/10        547,244
                                                                                              ----------
              MAJOR BANKS (3.4%)
     980      Bank of America Corp.                                    3.375     02/17/09        948,934
     250      Bank of New York Co., Inc. (The)                          5.20     07/01/07        256,468
     675      HSBC Finance Corp.                                        6.75     05/15/11        745,834
     480      Huntington National Bank                                  2.75     10/16/06        471,722
     475      Wachovia Bank NA (Series BKNT)                            7.80     08/18/10        548,976
                                                                                              ----------
                                                                                               2,971,934
                                                                                              ----------
              MAJOR TELECOMMUNICATIONS (3.5%)
     340      AT&T Corp.                                                9.75     11/15/31        433,925
     150      Deutsche Telekom International
               Finance Corp. (Netherlands)                              8.50     06/15/10        176,454
     400      Deutsche Telekom International
               Finance Corp. (Netherlands)                              8.75     06/15/30        540,710
     305      France Telecom S.A. (France)                              9.25     03/01/31        416,849
      80      GTE Corp.                                                 6.36     04/15/06         82,123
     380      Sprint Capital Corp.                                      8.75     03/15/32        511,782

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON       MATURITY
THOUSANDS                                                            RATE          DATE          VALUE
--------------------------------------------------------------------------------------------------------
$    370      Telecom Italia Capital SpA - 144A**
               (Luxembourg)                                             4.00%    01/15/10     $  359,146
     365      Telecom Italia Capital SpA (Luxembourg)                   4.00     11/15/08        359,068
     165      Verizon Global Funding Corp.                              7.25     12/01/10        186,393
                                                                                              ----------
                                                                                               3,066,450
                                                                                              ----------
              MANAGED HEALTH CARE (3.2%)
     945      Aetna, Inc.                                              7.875     03/01/11      1,094,001
     790      Health Net, Inc.                                         9.875     04/15/11        946,281
     270      UnitedHealth Group Inc.                                   7.50     11/15/05        276,573
     175      WellPoint Health Networks Inc.                           6.375     06/15/06        180,539
     265      WellPoint Inc. - 144A**                                   3.75     12/14/07        261,335
      55      WellPoint Inc. - 144A**                                   4.25     12/15/09         54,259
                                                                                              ----------
                                                                                               2,812,988
                                                                                              ----------
              MEDIA CONGLOMERATES (3.2%)
     730      News America Holdings, Inc.                               7.28     06/30/28        846,255
     600      News America Holdings, Inc.                               7.75     02/01/24        721,664
      50      News America Holdings, Inc.                              8.875     04/26/23         65,975
      65      News America Inc.                                         4.75     03/15/10         65,261
     530      Time Warner Co., Inc.                                     7.57     02/01/24        631,919
     360      Time Warner, Inc.                                        7.625     04/15/31        440,387
                                                                                              ----------
                                                                                               2,771,461
                                                                                              ----------
              MEDICAL SPECIALTIES (0.2%)
     190      Fisher Scientific International, Inc. - 144A**            6.75     08/15/14        201,400
                                                                                              ----------
              METAL FABRICATIONS (0.1%)
      95      Northwest Pipeline Corp.                                 8.125     03/01/10        104,856
                                                                                              ----------
              MOTOR VEHICLES (1.8%)
     345      DaimlerChrysler North American
               Holdings Co.                                             7.30     01/15/12        387,306
     100      DaimlerChrysler North American
               Holdings Co.                                             8.00     06/15/10        113,746
     490      DaimlerChrysler North American
               Holdings Co.                                             8.50     01/18/31        626,299
     430      General Motors Corp.                                     8.375     07/15/33        423,521
                                                                                              ----------
                                                                                               1,550,872
                                                                                              ----------
              MULTI-LINE INSURANCE (3.2%)
     505      AIG Sun America Global
               Finance VI - 144A**                                      6.30     05/10/11        542,032

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON       MATURITY
THOUSANDS                                                            RATE          DATE          VALUE
--------------------------------------------------------------------------------------------------------
$    565      American General Finance Corp.
               (Series MTNH)                                           4.625%    09/01/10     $  563,637
     625      American General Finance Corp.
               (Series MTNF)                                           5.875     07/14/06        642,287
     365      Equitable Life Assurance Society - 144A**                 6.95     12/01/05        373,872
     135      Hartford Financial Services Group, Inc.                  2.375     06/01/06        132,062
     500      Hartford Financial Services Group, Inc.                   7.75     06/15/05        506,289
                                                                                              ----------
                                                                                               2,760,179
                                                                                              ----------
              OIL & GAS PRODUCTION (4.0%)
     410      Kerr-McGee Corp.                                         5.875     09/15/06        421,333
     230      Kerr-McGee Corp.                                         6.625     10/15/07        242,519
     370      Nexen Inc. (Canada)                                       5.05     11/20/13        366,147
     605      Occidental Petroleum Corp.                                8.45     02/15/29        832,355
      55      Pemex Project Funding Master Trust                       7.375     12/15/14         61,188
     210      Pemex Project Funding Master Trust                       7.875     02/01/09        233,100
   1,170      Pemex Project Funding Master Trust                        8.00     11/15/11      1,339,650
                                                                                              ----------
                                                                                               3,496,292
                                                                                              ----------
              OIL REFINING/MARKETING (0.7%)
     140      Ashland Inc. (Series MTNJ)                                7.83     08/15/05        142,711
     300      Marathon Oil Corp.                                       5.375     06/01/07        308,026
     120      Marathon Oil Corp.                                        6.00     07/01/12        129,033
                                                                                              ----------
                                                                                                 579,770
                                                                                              ----------
              PROPERTY - CASUALTY INSURERS (1.0%)
     875      Mantis Reef Ltd. - 144A** (Australia)                    4.692     11/14/08        870,605
                                                                                              ----------
              PULP & PAPER (1.8%)
     590      Abitibi-Consolidated Inc. (Canada)                        8.55     08/01/10        629,825
     505      Bowater Canada Finance (Canada)                           7.95     11/15/11        553,317
     335      Sappi Papier Holding AG - 144A**
               (Austria)                                                6.75     06/15/12        366,454
                                                                                              ----------
                                                                                               1,549,596
                                                                                              ----------
              RAILROADS (1.5%)
     305      Burlington North Santa Fe Railway Co.                    4.575     01/15/21        300,090
     230      CSX Corp.                                                 2.75     02/15/06        227,388
     160      CSX Corp.                                                 9.00     08/15/06        170,872
     190      Norfolk Southern Corp.                                    7.35     05/15/07        202,806
     210      Union Pacific Corp.                                       6.65     01/15/11        231,118
     160      Union Pacific Corp. (Series MTNE)                         6.79     11/09/07        170,349
                                                                                              ----------
                                                                                               1,302,623
                                                                                              ----------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON       MATURITY
THOUSANDS                                                            RATE          DATE          VALUE
--------------------------------------------------------------------------------------------------------
              REAL ESTATE DEVELOPMENT (0.8%)
$    355      World Financial Properties - 144A**                       6.91%    09/01/13     $  384,604
     262      World Financial Properties - 144A**                       6.95     09/01/13        284,049
                                                                                              ----------
                                                                                                 668,653
                                                                                              ----------

              REAL ESTATE INVESTMENT TRUSTS (0.5%)
     100      EOP Operating L.P.                                        4.75     03/15/14         96,738
     270      Rouse Co. (The)                                          3.625     03/15/09        251,673
     135      Rouse Co. (The)                                          5.375     11/26/13        128,568
                                                                                              ----------
                                                                                                 476,979
                                                                                              ----------
              REGIONAL BANKS (1.2%)
     890      Marshall & Isley Bank (Series BKNT)                       3.80     02/08/08        880,460
     175      US Bancorp                                                5.10     07/15/07        178,903
                                                                                              ----------
                                                                                               1,059,363
                                                                                              ----------
              SAVINGS BANKS (1.4%)
      70      Household Finance Corp.                                  4.125     11/16/09         68,930
      70      Household Finance Corp.                                  6.375     10/15/11         76,472
     215      Household Finance Corp.                                   8.00     07/15/10        248,611
     685      Washington Mutual Bank                                    5.50     01/15/13        709,561
     105      Washington Mutual Inc.                                    8.25     04/01/10        120,703
                                                                                              ----------
                                                                                               1,224,277
                                                                                              ----------
              SPECIALTY STORES (0.2%)
     185      Autonation, Inc.                                          9.00     08/01/08        209,975
                                                                                              ----------
              TOBACCO (1.1%)
     305      Altria Group, Inc.                                        7.00     11/04/13        335,769
     535      Altria Group, Inc.                                        7.75     01/15/27        626,967
                                                                                              ----------
                                                                                                 962,736
                                                                                              ----------
              WIRELESS TELECOMMUNICATIONS (0.5%)
     390      AT&T Wireless Services, Inc.                             7.875     03/01/11        453,064
                                                                                              ----------
              Total Corporate Bonds
               (COST $70,943,549)                                                             72,073,890
                                                                                              ----------
              Asset-Backed Securities (5.7%)
              FINANCE/RENTAL/LEASING
     550      Chase Manhattan Auto Owner
               Trust 2004-A A4                                          2.83     09/15/10        535,222
     350      CIT Equipment Collateral
               2004-EF1 A3                                              3.50     09/20/08        345,591
     550      Daimler Chrysler Auto Trust
               2003-B A4                                                2.86     03/09/09        540,383

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                            COUPON          MATURITY
THOUSANDS                                                             RATE             DATE              VALUE
------------------------------------------------------------------------------------------------------------------
$    450      Harley-Davidson Motorcycle Trust
               2004-2 A2                                                3.56%         02/15/12        $    446,512
     450      Harley-Davidson Motorcycle Trust
               2005-1 A2                                                3.76          12/17/12             446,903
     550      Honda Auto Receivables Owner Trust
               2004-1 A4                                                3.06          10/21/09             539,824
     800      MBNA Credit Card Master Trust
               2004-A4 A4                                               2.70          09/15/09             780,750
     500      TXU Electric Delivery Trans 2004-1 A2                     4.81          11/17/14             505,072
     500      USAA Auto Owner Trust 2004-2                              3.58          02/15/11             495,511
     350      Volkswagen Auto Lease Trust 2005-A A3                     3.82          05/20/08             350,000
                                                                                                      ------------
              Total Asset-Backed Securities
               (COST $5,062,381)                                                                         4,985,768
                                                                                                      ------------
              Foreign Government Obligations (2.9%)
     455      Russian Federation                                        5.00          03/31/30             480,025
     755      United Mexican States (Mexico)                            8.30          08/15/31             912,040
     110      United Mexican States (Mexico)                           8.375          01/14/11             128,260
     860      United Mexican States (Mexico)                           9.875          02/01/10           1,046,620
                                                                                                      ------------
              Total Foreign Government Obligations
               (COST $2,520,048)                                                                         2,566,945
                                                                                                      ------------
              U.S. Government Agency Mortgage-Backed
                Securities (0.1%)
      21      Federal Home Loan Mortgage Corp.                          7.50          09/01/30              22,903
      43      Federal National Mortgage Association                     7.50    01/01/30 - 04/01/32         46,408
                                                                                                      ------------
              Total U.S. Government Agency Mortgage-Backed
                Securities (COST $68,215)                                                                   69,311
                                                                                                      ------------
              U.S. Government Obligations (6.9%)
   2,075      U.S. Treasury Bond                                       6.125          08/15/29           2,474,682
   2,850      U.S. Treasury Note                                        4.25          08/15/13           2,837,756
     950      U.S. Treasury Strip                                       0.00          02/15/25             358,056
     950      U.S. Treasury Strip                                       0.00          02/15/27             331,864
                                                                                                      ------------
              Total U.S. Government Obligations
               (COST $6,120,309)                                                                         6,002,358
                                                                                                      ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                            COUPON          MATURITY
THOUSANDS                                                             RATE             DATE              VALUE
------------------------------------------------------------------------------------------------------------------
              Short-Term Investments (1.8%)
              U.S. Government Obligation (a) (0.3%)
$    300      U.S. Treasury Bill*
               (COST $299,637)                                         1.895%         03/24/05        $    299,637
                                                                                                      ------------
              Repurchase Agreement (1.5%)
   1,318      Joint repurchase agreement account
               (dated 02/28/05; proceeds
               $1,318,096) (b)
               (COST $1,318,000)                                        2.62          03/01/05           1,318,000
                                                                                                      ------------
              Total Short-Term Investments
               (COST $1,617,637)                                                                         1,617,637
                                                                                                      ------------
              Total Investments
               (COST $86,332,139)                                                       99.9%           87,315,909
              Other Assets in Excess of Liablities                                       0.1                65,102
                                                                                       -----          ------------
              Net Assets                                                               100.0%         $ 87,381,011
                                                                                       =====          ============

----------
   * A PORTION OF THESE SECURITIES HAVE BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN THE AMOUNT OF $55,950.
   **   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
   (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (c) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $21,014,792 IN CONNECTION WITH OPEN FUTURES CONTRACTS.
   (d) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $2,103,044 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $1,119,274, RESULTING IN NET UNREALIZED APPRECIATION OF $983,770.

BOND INSURANCE:

   FSA FINANCIAL SECURITY ASSURANCE.

FUTURES CONTRACTS OPEN AT FEBRUARY 28, 2005:

NUMBER OF                              DESCRIPTION, DELIVERY           UNDERLYING FACE        UNREALIZED
CONTRACTS         LONG/SHORT               MONTH AND YEAR              AMOUNT AT VALUE       APPRECIATION
---------------------------------------------------------------------------------------------------------
     65              Short        U.S. Treasury Notes 2 year
                                  June 2005                             $  (13,480,390)         $  44,922
     19              Short        U.S. Treasury Notes 2 year
                                  March 2005                                (3,955,859)            13,670
     30              Short        U.S. Treasury Notes 5 year
                                  June 2005                                 (3,227,354)            19,509
      3              Short        U.S. Treasury Notes 5 year
                                  March 2005                                  (324,375)             4,351
                                                                                                ---------
                                  Total unrealized appreciation                                 $  82,452
                                                                                                =========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INCOME TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2005 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $86,332,139)                                  $    87,315,909
Receivable for:
  Interest                                                                                    1,159,180
  Investments sold                                                                              283,203
  Shares of beneficial interest sold                                                             34,226
  Variation margin                                                                               29,115
Prepaid expenses and other assets                                                                17,703
                                                                                        ---------------
    TOTAL ASSETS                                                                             88,839,336
                                                                                        ---------------
LIABILITIES:
Payable for:
  Investments purchased                                                                       1,046,183
  Shares of beneficial interest redeemed                                                        175,530
  Distribution fee                                                                               51,179
  Dividends and distributions to shareholders                                                    36,602
  Investment advisory fee                                                                        17,441
  Administration fee                                                                              5,473
Accrued expenses and other payables                                                             125,917
                                                                                        ---------------
    TOTAL LIABILITIES                                                                         1,458,325
                                                                                        ---------------
    NET ASSETS                                                                          $    87,381,011
                                                                                        ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                         $    95,268,806
Net unrealized appreciation                                                                   1,066,222
Dividends in excess of net investment income                                                   (806,440)
Accumulated net realized loss                                                                (8,147,577)
                                                                                        ---------------
    NET ASSETS                                                                          $    87,381,011
                                                                                        ===============
CLASS A SHARES:
Net Assets                                                                              $     7,730,725
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                       805,440
    NET ASSET VALUE PER SHARE                                                           $          9.60
                                                                                        ===============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE)                                     $         10.03
                                                                                        ===============
CLASS B SHARES:
Net Assets                                                                              $    67,223,569
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                     7,069,450
    NET ASSET VALUE PER SHARE                                                           $          9.51
                                                                                        ===============
CLASS C SHARES:
Net Assets                                                                              $     7,142,987
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                       749,434
    NET ASSET VALUE PER SHARE                                                           $          9.53
                                                                                        ===============
CLASS D SHARES:
Net Assets                                                                              $     5,283,730
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                       557,555
    NET ASSET VALUE PER SHARE                                                           $          9.48
                                                                                        ===============

                       SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005 (UNAUDITED)

NET INVESTMENT INCOME:

INTEREST INCOME                                                                         $     2,340,497
                                                                                        ---------------
EXPENSES
Distribution fee (Class A shares)                                                                 5,864
Distribution fee (Class B shares)                                                               299,945
Distribution fee (Class C shares)                                                                28,849
Investment advisory fee                                                                         219,158
Transfer agent fees and expenses                                                                 56,417
Shareholder reports and notices                                                                  37,986
Professional fees                                                                                33,676
Administration fee                                                                               23,872
Registration fees                                                                                19,334
Custodian fees                                                                                   12,667
Trustees' fees and expenses                                                                       4,246
Other                                                                                            12,943
                                                                                        ---------------
    TOTAL EXPENSES                                                                              754,957
Less: amounts waived/reimbursed                                                                 (56,887)
                                                                                        ---------------
    NET EXPENSES                                                                                698,070
                                                                                        ---------------
    NET INVESTMENT INCOME                                                                     1,642,427
                                                                                        ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN/LOSS ON:
Investments                                                                                     832,716
Futures contracts                                                                              (217,423)
                                                                                        ---------------
    NET REALIZED GAIN                                                                           615,293
                                                                                        ---------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                                    (454,895)
Futures contracts                                                                               399,883
                                                                                        ---------------
    NET DEPRECIATION                                                                            (55,012)
                                                                                        ---------------
    NET GAIN                                                                                    560,281
                                                                                        ---------------
NET INCREASE                                                                            $     2,202,708
                                                                                        ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                             FOR THE SIX             FOR THE YEAR
                                                                             MONTHS ENDED                ENDED
                                                                          FEBRUARY 28, 2005         AUGUST 31, 2004
                                                                          -----------------         ---------------
                                                                             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                     $       1,642,427         $     3,655,611
Net realized gain                                                                   615,293                  62,074
Net change in unrealized appreciation                                               (55,012)              2,654,295
                                                                          -----------------         ---------------

    NET INCREASE                                                                  2,202,708               6,371,980
                                                                          -----------------         ---------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                                     (177,078)               (350,990)
Class B shares                                                                   (1,438,673)             (3,453,039)
Class C shares                                                                     (149,255)               (332,476)
Class D shares                                                                     (134,112)               (321,400)
                                                                          -----------------         ---------------

    TOTAL DIVIDENDS                                                              (1,899,118)             (4,457,905)
                                                                          -----------------         ---------------

Net decrease from transactions in shares of beneficial interest                  (7,361,619)            (34,307,978)
                                                                          -----------------         ---------------

    NET DECREASE                                                                 (7,058,029)            (32,393,903)

NET ASSETS:
Beginning of period                                                              94,439,040             126,832,943
                                                                          -----------------         ---------------

END OF PERIOD
(Including dividends in excess of net investment income of
$806,440 and $549,749, respectively)                                      $      87,381,011         $    94,439,040
                                                                          =================         ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INCOME TRUST

NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2005 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Income Trust (the "Fund"), formerly Morgan Stanley Quality Income Trust, (the Fund's name changed effective April 29, 2005) is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund was organized as a Massachusetts business trust on September 1, 1988 and commenced operations on May 3, 1989. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS
Effective November 1, 2004, pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% to the portion of daily net assets not exceeding $500 million; 0.35% to the portion of daily net assets exceeding $500 million but not exceeding $1.25 billion; and 0.22% to the portion of the daily net assets exceeding $1.25 billion.

Effective November 1, 2004 pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.60% to the portion of daily net assets not exceeding $500 million; 0.50% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.40% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; and 0.30% to the portion of the daily net asset exceeding $1 billion.

The Investment Adviser has agreed to assume all operating expenses (except distribution fees) and to waive the compensation provided for in its Investment Advisory Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.80% of the daily net assets of the Fund.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $4,743,043 at February 28, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.15% and 0.79%, respectively.

The Distributor has informed the Fund that for the six months ended February 28, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $56,968 and $523, respectively and received $14,556 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended February 28, 2005, aggregated $19,794,131, and $25,178,314, respectively. Included in the aforementioned are purchases and sales/prepayments of U.S. Government securities of $6,121,305 and $51,260, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At February 29, 2005, the Fund had transfer agent fees and expenses payable of approximately $10,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended February 28, 2005 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,625. At February 28, 2005, the Fund had an accrued pension liability of $61,545 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                                FOR THE SIX                           FOR THE YEAR
                                                                MONTHS ENDED                             ENDED
                                                             FEBRUARY 28, 2005                       AUGUST 31, 2004
                                                     ----------------------------------    ----------------------------------
                                                                 (UNAUDITED)
                                                          SHARES             AMOUNT            SHARES             AMOUNT
                                                     ---------------    ---------------    ---------------    ---------------
CLASS A SHARES
Sold                                                         134,451    $     1,300,261            704,453    $     6,705,247
Reinvestment of dividends                                     12,799            123,080             24,923            237,640
Redeemed                                                    (139,289)        (1,343,418)          (958,026)        (9,092,170)
                                                     ---------------    ---------------    ---------------    ---------------
Net increase (decrease) -- Class A                             7,961             79,923           (228,650)        (2,149,283)
                                                     ---------------    ---------------    ---------------    ---------------
CLASS B SHARES
Sold                                                         288,449          2,748,867            923,982          8,779,096
Reinvestment of dividends                                     98,095            934,974            238,171          2,253,505
Redeemed                                                  (1,085,312)       (10,345,957)        (4,090,065)       (38,614,692)
                                                     ---------------    ---------------    ---------------    ---------------
Net decrease -- Class B                                     (698,768)        (6,662,116)        (2,927,912)       (27,582,091)
                                                     ---------------    ---------------    ---------------    ---------------
CLASS C SHARES
Sold                                                          70,030            668,573            195,232          1,846,576
Reinvestment of dividends                                     11,127            106,258             25,345            240,274
Redeemed                                                    (118,492)        (1,132,625)          (546,505)        (5,137,914)
                                                     ---------------    ---------------    ---------------    ---------------
Net decrease -- Class C                                      (37,335)          (357,794)          (325,928)        (3,051,064)
                                                     ---------------    ---------------    ---------------    ---------------
CLASS D SHARES
Sold                                                          48,344            459,335            279,178          2,647,709
Reinvestment of dividends                                     10,762            102,235             23,723            223,653
Redeemed                                                    (103,433)          (983,202)          (466,532)        (4,396,902)
                                                     ---------------    ---------------    ---------------    ---------------
Net decrease -- Class D                                      (44,327)          (421,632)          (163,631)        (1,525,540)
                                                     ---------------    ---------------    ---------------    ---------------
Net decrease in Fund                                        (772,469)   $    (7,361,619)        (3,646,121)   $   (34,307,978)
                                                     ===============    ===============    ===============    ===============

6. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of August 31, 2004, the Fund had a net capital loss carryforward of $8,415,827 of which $2,351,266 will expire on August 31, 2005, $199,882 will expire on August 31, 2006, $1,146,203
will expire on August 31, 2008, $2,891,735 will expire on August 31, 2009, $313,469 will expire on August 31, 2010 and $1,513,272 will expire on August 31, 2012 to offset future capital gains to the extent provided by regulations.

As of August 31, 2004, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Fund's next taxable year), mark-to-market of open futures contracts and book amortization of premiums on debt securities.

7. PURPOSES OF RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures contracts ("futures contracts").

Futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY INCOME TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                  FOR THE SIX                        FOR THE YEAR ENDED AUGUST 31,
                                                  MONTHS ENDED         ----------------------------------------------------------
                                                FEBRUARY 28, 2005       2004           2003        2002        2001        2000
                                                -----------------      -------        -------     -------     -------     -------
                                                  (UNAUDITED)
CLASS A SHARES:

SELECTED PER SHARE DATA:
Net asset value, beginning of period                $   9.56           $  9.39        $  9.53    $   9.35     $  8.97     $  9.30
                                                    --------           -------        -------    --------     -------     -------
Income (loss) from investment operations:
  Net investment income                                 0.19              0.35           0.20        0.37        0.52        0.55
  Net realized and unrealized gain (loss)               0.07              0.26           0.01        0.19        0.38       (0.33)
                                                    --------           -------        -------    --------     -------     -------
Total income from investment operations                 0.26              0.61           0.21        0.56        0.90        0.22
                                                    --------           -------        -------    --------     -------     -------
Less dividends from net
 investment income                                     (0.22)            (0.44)         (0.35)      (0.38)      (0.52)      (0.55)
                                                    --------           -------        -------    --------     -------     -------
Net asset value, end of period                      $   9.60           $  9.56        $  9.39    $   9.53     $  9.35     $  8.97
                                                    ========           =======        =======    ========     =======     =======
TOTAL RETURN+                                           2.67%(1)          6.57%          2.17%       6.17%      10.34%       2.49%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                0.95%(2)(4)       1.19%(4)       1.14%       1.04%       1.21%       1.10%
Net investment income                                   4.20%(2)(4)       3.86%(4)       2.14%       4.03%       5.71%       6.02%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands             $  7,731           $ 7,628        $ 9,636    $ 10,730     $ 4,177     $ 4,196
Portfolio turnover rate                                   22%(1)           164%           429%        400%        358%        114%

----------
   + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
   (1) NOT ANNUALIZED.
   (2) ANNUALIZED.
   (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
   (4) IF THE FUND HAD BORNE ALL EXPENSES THAT WERE WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                       EXPENSE      NET INVESTMENT
                               PERIOD ENDED             RATIO        INCOME RATIO
                           ----------------------    ------------   --------------
                           FEBRUARY 28, 2005             1.07%           4.08%
                           AUGUST 31, 2004               1.24%           3.81%


                       SEE NOTES TO FINANCIAL STATEMENTS

                                              FOR THE SIX                           FOR THE YEAR ENDED AUGUST 31,
                                              MONTHS ENDED           ------------------------------------------------------------
                                           FEBRUARY 28, 2005           2004           2003        2002        2001        2000
                                           -----------------         --------       --------    ---------   ---------   ---------
                                              (UNAUDITED)
CLASS B SHARES:

SELECTED PER SHARE DATA:
Net asset value, beginning
 of period                                     $    9.48             $   9.32       $   9.45    $    9.35   $    8.98   $    9.31
                                               ---------             --------       --------    ---------   ---------   ---------
Income (loss) from investment operations:
  Net investment income                             0.16                 0.29           0.14         0.31        0.47        0.49
  Net realized and unrealized
  gain (loss)                                       0.06                 0.24           0.02         0.10        0.37       (0.33)
                                               ---------             --------       --------    ---------   ---------   ---------
Total income from
 investment operations                              0.22                 0.53           0.16         0.41        0.84        0.16
                                               ---------             --------        -------    ---------   ---------   ---------
Less dividends from net
 investment income                                 (0.19)               (0.37)         (0.29)       (0.31)      (0.47)      (0.49)
                                               ---------             --------       --------    ---------   ---------   ---------
Net asset value, end of period                 $    9.51             $   9.48       $   9.32    $    9.45   $    9.35   $    8.98
                                               =========             ========       ========    =========   =========   =========
TOTAL RETURN+                                       2.36%(1)             5.78%          1.63%        4.58%       9.55%       1.80%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                            1.65%(2)(4)          1.85%(4)       1.79%        1.72%       1.84%       1.77%
Net investment income                               3.50%(2)(4)          3.20%(4)       1.49%        3.35%       5.08%       5.35%

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands                                  $  67,224             $ 73,650       $ 99,695    $ 103,238   $  97,452   $  82,964
Portfolio turnover rate                               22%(1)              164%           429%         400%        358%        114%

----------
   + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
   (1) NOT ANNUALIZED.
   (2) ANNUALIZED.
   (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
   (4) IF THE FUND HAD BORNE ALL EXPENSES THAT WERE WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                       EXPENSE      NET INVESTMENT
                               PERIOD ENDED             RATIO        INCOME RATIO
                           ----------------------    ------------   --------------
                           FEBRUARY 28, 2005             1.77%           3.38%
                           AUGUST 31, 2004               1.90%           3.15%


                       SEE NOTES TO FINANCIAL STATEMENTS

                                              FOR THE SIX                            FOR THE YEAR ENDED AUGUST 31,
                                              MONTHS ENDED            ----------------------------------------------------------
                                           FEBRUARY 28, 2005           2004           2003        2002        2001        2000
                                           -----------------          -------        -------     -------     -------     -------
                                              (UNAUDITED)
CLASS C SHARES:

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $   9.50              $  9.34        $   9.46     $  9.36     $  8.99     $  9.32
                                                --------              -------        --------     -------     -------     -------
Income (loss) from investment operations:
  Net investment income                             0.16                 0.29            0.14        0.31        0.47        0.49
  Net realized and unrealized gain (loss)           0.06                 0.24            0.03        0.10        0.37       (0.33)
                                                --------              -------        --------     -------     -------     -------
Total income from investment operations             0.22                 0.53            0.17        0.41        0.84        0.16
                                                --------              -------        --------     -------     -------     -------
Less dividends from net
 investment income                                 (0.19)               (0.37)          (0.29)      (0.31)      (0.47)      (0.49)
                                                --------              -------        --------     -------     -------     -------
Net asset value, end of period                  $   9.53              $  9.50        $   9.34     $  9.46     $  9.36     $  8.99
                                                ========              =======        ========     =======     =======     =======
TOTAL RETURN+                                       2.36%(1)             5.77%           1.74%       4.57%       9.54%       1.80%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                            1.59%(2)(4)          1.85%(4)        1.79%       1.72%       1.84%       1.77%
Net investment income                               3.56%(2)(4)          3.20%(4)        1.49%       3.35%       5.08%       5.35%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $  7,143              $ 7,474        $ 10,389     $ 6,415     $ 4,226     $ 1,738
Portfolio turnover rate                               22%(1)              164%            429%        400%        358%        114%

----------
   + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
   (1) NOT ANNUALIZED.
   (2) ANNUALIZED.
   (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
   (4) IF THE FUND HAD BORNE ALL EXPENSES THAT WERE WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                       EXPENSE      NET INVESTMENT
                               PERIOD ENDED             RATIO        INCOME RATIO
                           ----------------------    ------------   --------------
                           FEBRUARY 28, 2005             1.71%           3.44%
                           AUGUST 31, 2004               1.90%           3.15%


                       SEE NOTES TO FINANCIAL STATEMENTS

                                              FOR THE SIX                             FOR THE YEAR ENDED AUGUST 31,
                                              MONTHS ENDED             ----------------------------------------------------------
                                           FEBRUARY 28, 2005            2004           2003        2002        2001        2000
                                           -----------------           -------        -------     -------     -------     -------
                                              (UNAUDITED)
CLASS D SHARES:

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $  9.45               $  9.29        $  9.43    $   9.35     $  8.98     $  9.31
                                                 -------               -------        -------    --------     -------     -------
Income (loss) from investment operations:
  Net investment income                             0.20                  0.37           0.22        0.38        0.55        0.57
  Net realized and unrealized gain (loss)           0.06                  0.24           0.01        0.09        0.37       (0.33)
                                                 -------               -------        -------    --------     -------     -------
Total income from investment operations             0.26                  0.61           0.23        0.47        0.92        0.24
                                                 -------               -------        -------    --------     -------     -------
Less dividends from net
 investment income                                 (0.23)                (0.45)         (0.37)      (0.39)      (0.55)      (0.57)
                                                 -------               -------        -------    --------     -------     -------
Net asset value, end of period                   $  9.48               $  9.45        $  9.29    $   9.43     $  9.35     $  8.98
                                                 =======               =======        =======    ========     =======     =======
TOTAL RETURN+                                       2.80%(1)              6.68%          2.39%       5.23%      10.48%       2.67%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                            0.80%(2)(4)           1.00%(4)       0.94%       0.87%       0.99%       0.92%
Net investment income                               4.35%(2)(4)           4.05%(4)       2.34%       4.20%       5.93%       6.20%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $ 5,284               $ 5,687        $ 7,113    $ 11,943     $ 3,018     $ 6,834
Portfolio turnover rate                               22%(1)               164%           429%        400%        358%        114%

----------
   + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
   (1) NOT ANNUALIZED.
   (2) ANNUALIZED.
   (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
   (4) IF THE FUND HAD BORNE ALL EXPENSES THAT WERE WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                       EXPENSE      NET INVESTMENT
                               PERIOD ENDED             RATIO        INCOME RATIO
                           ----------------------    ------------   --------------
                           FEBRUARY 28, 2005             0.92%           4.23%
                           AUGUST 31, 2004               1.05%           4.00%

                       SEE NOTES TO FINANCIAL STATEMENTS

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

38557RPT-RA05-00292P-Y02/05

                                                                       [GRAPHIC]
                                                          [MORGAN STANLEY FUNDS]

                                                                  MORGAN STANLEY
                                                                    INCOME TRUST

                                                               SEMIANNUAL REPORT
                                                               FEBRUARY 28, 2005

[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2005